Bank borrowings	12 Months Ended
Dec. 31, 2023
Bank borrowings.
Bank borrowings
17	Bank borrowings

	As of December 31,
	2022	2023
1-year revolving loans denominated in RMB at interest rates ranging from 3.60% to 4.85% (2022: 5.22%) per annum	18,411	10,452
Half-year revolving loans denominated in RMB at interest rates of 3.00% (2022: 3.00% to 5.00%) per annum	15,896	15,956
Revolving service trade loans denominated in HK$ at interest rates of 9.52% (2022: 8.60% to 8.64%) per annum	4	14
3-month revolving loan denominated in RMB at an interest rate of 4.70% (2022: 3.00%) per annum	7,876	11,148
1-year term loans denominated in RMB at interest rates ranging from 3.60% to 4.40% (2022: 3.65% to 4.00%) per annum	2,096	836
	44,283	38,406

17	Bank borrowings (Continued)

Note:

(i)	Corporate guarantee by iClick Cayman, bank deposits of the Company of US$26,756 (2022: US$22,543) and accounts receivable of the Company of US$18 (2022: US$5) are provided as pledge to secure the obligations under the facilities from certain banks.
(ii)	Out of the total banking facilities of US$165,288 and US$55,692 available to the Company as of December 31, 2022 and 2023, respectively, US$44,283 and US$38,406 have been utilized by the Company as of December 31, 2022 and 2023, respectively. As of December 31, 2023, total undrawn revolving, service trade and term loan facilities amounted to US$10,431, US$4,486 and US$2,369 (2022: US$97,420, US$18,093 and US$5,492) respectively. Total undrawn facilities available for draw-down as of December 31, 2022 and 2023, net of bank deposits that would need to be pledged as restricted cash upon utilization of the facilities, amounted to US$41,235 and US$6,442, respectively.
(iii)	As of December 31, 2022, no financial covenants as set out in these loan agreements were breached. As of December 31, 2023, a financial covenant (minimum quarterly EBITDA as defined in the banking facilities agreements) as set out in one of the loan agreements has been breached. The Company has obtained waiver letter such that the bank would not demand immediate repayment from the Company.

The weighted average interest rate for bank borrowings outstanding as of December 31, 2022 and 2023 was 4.48% and 3.97% per annum, respectively. Other than those shown above, iClick Cayman did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2023.